August 19, 1998

Filing Desk
U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Enterprise Accumulation Trust
     Registration No. 33-21534
     Rule 497 Filing

To Whom It May Concern:

The following amendment to the Prospectus dated May 1, 1998, is filed pursuant to Rule 497(e) by supplement or sticker to the above-referenced Trust. No changes were necessary to the above-referenced
Trust. No changes were necessary to the cross-reference sheet.

Thank you for your assistance. If you have any questions concerning this filing, please feel free to contact the undersigned at (404) 760-4040.

Sincerely,



Rene Romain
Senior Counsel

Attachment